BORROWED FUNDS (Detail Textuals) (Blanket Agreement, Federal home loan bank of cincinnati, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 20, 2006
Blanket Agreement | Federal home loan bank of cincinnati
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Percentage of qualifying residential mortgage loans		150.00%
Interest rate, lower range		2.61%
Interest rate, upper range		3.76%
Stock held in the FHLB	$ 3,009